NON-CONTROLLING INTEREST	12 Months Ended
Oct. 31, 2021
NON-CONTROLLING INTEREST.
NON-CONTROLLING INTEREST

NOTE 17 – NON-CONTROLLING INTEREST

As of October 31, 2021, two third party individuals owned 0.2% of the equity interests of Hengbang Insurance, which is not under the Company’s control. The following was a summary of non-controlling interest activities in the years ended October 31, 2021, 2020 and 2019.

Amount
Non-controlling interest at October 31, 2018	$478
Net income attributable to non-controlling interest	—
Foreign currency translation adjustment attributable to non-controlling interest	(4)
Non-controlling interest at October 31, 2019	474
Net loss attributable to non-controlling interest	(3)
Foreign currency translation adjustment attributable to non-controlling interest	24
Non-controlling interest at October 31, 2020	495
Net loss attributable to non-controlling interest	(28)
Foreign currency translation adjustment attributable to non-controlling interest	22
Non-controlling interest at October 31, 2021	$489